Investment Risks	Jun. 05, 2026
EMERALD BANKING & FINANCE EVOLUTION FUND | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk: The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

EMERALD BANKING & FINANCE EVOLUTION FUND | Affiliated ETF Risk
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Affiliated ETF Risk: Affiliated ETF risk is the risk that the Adviser may select Underlying ETF investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying ETFs because the fees paid to the Adviser by some Underlying ETFs may be higher than other ETFs, or the Underlying ETFs may be in need of assets to enhance their appeal to other investors, liquidity, and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying ETFs.

EMERALD BANKING & FINANCE EVOLUTION FUND | Concentration Risk
Prospectus [Line Items]
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Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, industries, project types, or asset class.

EMERALD BANKING & FINANCE EVOLUTION FUND | Cyber Security Risk
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Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

EMERALD BANKING & FINANCE EVOLUTION FUND | Equity Securities Risk
Prospectus [Line Items]
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Equity Securities Risk: The Fund is designed for investors who can accept the risks of investing in a portfolio with significant holdings of equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

EMERALD BANKING & FINANCE EVOLUTION FUND | Foreign Market and Trading Risk
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Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time. In addition, where all or portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

EMERALD BANKING & FINANCE EVOLUTION FUND | Growth Stocks Risk
Prospectus [Line Items]
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Growth Stocks Risk: Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when growth stocks are out of favor.

EMERALD BANKING & FINANCE EVOLUTION FUND | Investment Companies and ETFs Risk
Prospectus [Line Items]
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Investment Companies and ETFs Risk: The Fund’s investment performance may be affected by the investment performance of the underlying funds in which the Fund may invest. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

EMERALD BANKING & FINANCE EVOLUTION FUND | Liquidity Risk
Prospectus [Line Items]
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Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund's valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund's investments.

EMERALD BANKING & FINANCE EVOLUTION FUND | Market Risk
Prospectus [Line Items]
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Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund’s NAV may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

EMERALD BANKING & FINANCE EVOLUTION FUND | REIT Risk
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REIT Risk: REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, interest rate risks (especially mortgage REITS) and liquidity risks. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

EMERALD BANKING & FINANCE EVOLUTION FUND | Sector Risk
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Sector Risk: To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

o	Banking Sector Risk. The banking sector can be adversely affected by legislation, regulation, competition, declines in economic conditions, corporate and consumer debt defaults, changing interest rates, and instability in the financial markets in general. Credit losses resulting from financial difficulties of borrowers can have a significant negative impact. Changes in legislation in past years may have tended to increase competition in the industry. The stability and profitability of this sector depends significantly upon the availability and cost of capital funds.

o	Financial Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Changes in interest rates can have a disproportionate effect on the financial sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.

EMERALD BANKING & FINANCE EVOLUTION FUND | Small and Medium Capitalization Issuers Risk
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Small and Medium Capitalization Issuers Risk: Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EMERALD BANKING & FINANCE EVOLUTION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
EMERALD GROWTH FUND | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk: The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

EMERALD GROWTH FUND | Affiliated ETF Risk
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETF Risk: Affiliated ETF risk is the risk that the Adviser may select Underlying ETF investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying ETFs because the fees paid to the Adviser by some Underlying ETFs may be higher than other ETFs, or the Underlying ETFs may be in need of assets to enhance their appeal to other investors, liquidity, and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying ETFs.

EMERALD GROWTH FUND | Cyber Security Risk
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

EMERALD GROWTH FUND | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk: The Fund is designed for investors who can accept the risks of investing in a portfolio with significant holdings of equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

EMERALD GROWTH FUND | Foreign Market and Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time. In addition, where all or portion of the Fund’s underlying securities trade in a foreign market that is closed when the market in which the Fund’s Shares are listed is open for trading, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day.

EMERALD GROWTH FUND | Growth Stocks Risk
Prospectus [Line Items]
Risk [Text Block]

Growth Stocks Risk: Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when growth stocks are out of favor.

EMERALD GROWTH FUND | Investment Companies and ETFs Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Companies and ETFs Risk: The Fund’s investment performance may be affected by the investment performance of the underlying funds in which the Fund may invest. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

EMERALD GROWTH FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund's valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund's investments..

EMERALD GROWTH FUND | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. The Fund’s NAV may fluctuate significantly in response to these and other factors including economic, political, or financial events, public health crises (such as epidemics or pandemics), or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. As a result, an investor could lose money over short or long periods of time.

EMERALD GROWTH FUND | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk: To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

o	Health Care Sector Risk: Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

o	Technology Companies Risk: Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources and personnel. These companies may face rapid product obsolescence, as well as unexpected risks and costs related to new product introduction and technological developments, such as artificial intelligence and machine learning. Technology companies may be adversely affected by disruptions to supply chains and distribution networks, as well as issues at third-party partners. They are heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect their profitability. Technology companies may face increased government scrutiny and may be subject to adverse governmental or legal action. These companies may also be adversely affect by, among other things, actual or perceived security vulnerabilities or other defects in their products and services, which may result in lawsuits, government enforcement actions and other remediation costs.

o	Industrial Sector Risk: Companies in the industrial sector may be adversely affected by changes in the supply and demand for products and services, product obsolescence or discontinuance, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

EMERALD GROWTH FUND | Small and Medium Capitalization Issuers Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Issuers Risk: Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EMERALD GROWTH FUND | Large-Cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

Large-Cap Companies Risk: The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

EMERALD GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.